Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net loss for the year	$ (204,164)	$ (53,272)
Adjustments for:
Depletion, depreciation and amortization	94,522	78,077
Share-based payments	7,375	8,295
Impairment of non-current assets	199,688	65,500
Income tax recovery	(58,883)	(22,028)
Finance costs	13,036	4,271
Acquisition costs	4,893
Other	5,094	143
Operating cash flows before movements in working capital and taxes	61,561	80,986
Net change in non-cash working capital items	(21,167)	(4,419)
Income taxes paid	(7,132)	(6,116)
Cash generated by operating activities	33,262	70,451
Investing Activities
Expenditures on mining interests	(76,303)	(54,571)
Acquisition of property, plant and equipment	(35,005)	(20,941)
Deposits paid for acquisition of non-current assets	(2,942)	(416)
Purchase of marketable securities and silver futures derivatives	(720)
Primero acquisition costs, net of cash acquired	(1,022)
Cash spent on settlement of derivatives	(1,049)
Cash used in investing activities	(117,041)	(75,928)
Financing Activities
Proceeds from exercise of stock options	3,943	5,740
Net proceeds from convertible debentures	151,079
Net proceeds from debt facilities	34,006
Repayment of debt facilities	(16,000)
Repayment of Scotia debt facilities	(32,072)	(12,726)
Repayment of Primero's debt facilities	(106,110)
Proceeds from equipment financing obligations		7,894
Repayment of equipment financing obligations	(3,546)	(6,781)
Finance costs paid	(4,471)	(2,779)
Shares repurchased and cancelled	(1,386)
Cash provided by (used in) financing activities	25,443	(8,652)
Effect of exchange rate on cash and cash equivalents held in foreign currencies	(2,792)	3,221
Decrease in cash and cash equivalents	(58,336)	(14,129)
Cash and cash equivalents, beginning of the year	118,141	129,049
Cash and cash equivalents, end of year	57,013	118,141
Cash and cash equivalents, end of year	57,013	118,141
Supplemental cash flow information